UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09571
                                                     ---------------------

                            Nuveen Senior Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: July 31
                                           ------------------

                  Date of reporting period: October 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                               QUARTERLY REPORT October 31, 2005
                                                                     (Unaudited)

Nuveen Investments
Exchange-Traded
Closed-End
Funds

                                                       NUVEEN SENIOR INCOME FUND
                                                                             NSL



High current income
from a portfolio of
senior corporate loans

Chairman's Letter

Dear Shareholder:

I am pleased to report that over the three-month period ended October 31, 2005, the Nuveen Senior Income Fund continued to provide you with attractive monthly income and the opportunity for enhanced diversification within your investment portfolio.

As you'll see from the accompanying portfolio managers' comments, we continued to take steps during this period that we believed would help your Fund perform well over the long-term. For more than 100 years, Nuveen has specialized in offering quality investments to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you secure your financial objectives. We thank you for choosing Nuveen Investments as a partner as you work toward that goal.

Sincerely,



TIMOTHY R. SCHWERTFEGER
Chairman of the Board
December 15, 2005

NSL Quarterly Report
For the three months ended 10/31/05

Portfolio Managers' Comments




The Fund's investment portfolio is managed by Gunther Stein and Lenny Mason of Symphony Asset Management, LLC, an affiliate of Nuveen Investments. Gunther and Lenny have more than 25 years of combined investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt. Here Gunther and Lenny talk about their management strategy and the performance of the Fund for the period ended October 31, 2005.


WHAT WERE YOUR PRIMARY STRATEGIES AND FOCUSES FOR MANAGING THE FUND DURING THE 3-MONTH REPORTING PERIOD?

We continued to employ a value-oriented investment management strategy for NSL. Our purchase and sale decisions were based on a range of factors, including an assessment of each company's credit fundamentals, cash flow and asset quality. Generally, we continued to use the robust new issue calendar to upgrade the portfolio and buy companies we believed were defensive in nature. We did not believe that this three-month period was the appropriate time to be reaching for yield or become involved with what we considered to be marginal credits.

We also avoided the vast majority of second lien loans as we do not believe the risk/return profile is currently attractive for most of these loans.

OVER THIS PERIOD, HOW DID THE FUND PERFORM?

Total returns for the Fund, as well as for a comparative index, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 10/31/05

                           3-Mo.            1-Year            5-Year
-----------------------------------------------------------------------

NSL                        1.22%            6.00%             6.65%

CSFB Leveraged
Loan Index(1)              1.50%            5.87%             5.17%

*Three-month returns are cumulative; 1-yr and 5-yr returns are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

Over this three-month period, the Fund modestly underperformed the return of the CSFB Leveraged Loan Index.

One reason for the difference between the Fund's return and the CSFB Index over this period is that the Fund does not necessarily hold loans in the same sectors and in the same proportion as the CSFB index. This means that the Fund should not be expected to closely track the index over short periods of time. However, we do believe that a comparison with the CSFB Index does provide some value as a comparative measure for assessing the Fund's performance over longer time periods.

In addition to composition differences, the Fund's performance relative to the index during this three-month period also was affected by the Fund's use of financial leverage. Leveraging can provide opportunities for additional income for common shareholders, but the strategy does add volatility to a Fund's net asset value and share price. During periods of rising interest rates, as was the case during this three-month period, the extent of the leverage benefit may be reduced.

The return of NSL over the period benefited from the strong overall performance of loans issued by Norwood Promotional Products and Federal Mogul. While there were no holdings that had a material, detrimental impact on the Fund's return over the three-month period, its holdings of Primedia, Euramax and Movie Gallery loans all lost value over this period.

WHAT ABOUT DIVIDENDS AND SHARE PRICES?

The Fund uses financial leverage in an effort to enhance the income available to pay common share dividends. While leveraging exposes the Fund to greater share price and net asset value volatility, the Fund's managers believe that the potential benefits of this strategy outweigh the risks. The extent of the leverage benefit is tied in part to the short-term rates the Fund pays its Taxable Auction Preferred shareholders. As shorter-term rates rise, the amount of this benefit tends to be reduced.

Over this three-month period, NSL maintained a steady monthly dividend of $0.51 per share.

The Fund seeks to pay stable dividends at rates that reflect its past results and projected future performance. During certain periods, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if the Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. The Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2005, NSL had a positive UNII balance for both financial statement and tax purposes.

As of October 31, 2005, NSL was trading at a -4.74% discount to its net asset value, compared with an average premium of +0.37% for the entire three-month reporting period.


(1) The CSFB Leveraged Loan Index, which consists of approximately $150 billion of tradable term loans with at least one year to maturity and rated BBB or lower.

Nuveen Senior Income Fund
NSL

Performance
     OVERVIEW  As of October 31, 2005


PORTFOLIO ALLOCATION
(as a % of total investments)
-----------------------------------
Variable Rate Senior
  Loan Interests              85.0%
-----------------------------------
Corporate Bonds               10.2%
-----------------------------------
Repurchase Agreements          4.8%
-----------------------------------

2004-2005 MONTHLY DIVIDENDS PER SHARE
Nov                           0.046
Dec                           0.048
Jan                           0.048
Feb                           0.048
Mar                           0.051
Apr                           0.051
May                           0.051
Jun                           0.051
Jul                           0.051
Aug                           0.051
Sep                           0.051
Oct                           0.051

SHARE PRICE PERFORMANCE
Weekly Closing Price Past
performance is not predictive
of future results.

11/01/04        9.29
                9.35
                9.37
                9.36
                9.28
                8.82
                9.37
                9.42
                9.25
                9.43
                9.34
                9.50
                9.66
                9.76
                9.75
                9.72
                9.54
                9.51
                9.65
                9.62
                9.53
                9.28
                9.17
                9.24
                9.04
                9.07
                9.16
                9.04
                8.97
                8.82
                8.70
                8.81
                8.80
                8.69
                8.57
                8.83
                8.81
                8.84
                8.92
                8.97
                8.98
                8.87
                8.71
                8.69
                8.67
                8.80
                8.60
                8.24
                8.29
                8.23
                8.06
                7.97
                8.03
10/31/2005      8.03

Data as of 10/31/05, unless otherwise noted

FUND SNAPSHOT
------------------------------------
Common Share Price             $8.03
------------------------------------
Common Share
Net Asset Value                $8.43
------------------------------------
Premium/(Discount) to NAV     -4.74%
------------------------------------
Latest Dividend              $0.0510
------------------------------------
Market Yield                   7.62%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $251,383
------------------------------------

AVERAGE ANNUALIZED TOTAL RETURN
(Inception 10/26/99)
------------------------------------
          ON SHARE PRICE     ON NAV
------------------------------------
3-month
(Cumulative)   -8.81%         1.22%
------------------------------------
1-Year         -7.37%         6.00%
------------------------------------
5-Year          3.42%         6.65%
------------------------------------
Since Inception 4.42%         6.42%
------------------------------------

INDUSTRIES
(as a % of total investments)
-------------------------------------------------------
Media                                             17.9%
-------------------------------------------------------
Hotels, Restaurants & Leisure                     15.7%
-------------------------------------------------------
Auto Components                                    6.0%
-------------------------------------------------------
Healthcare Providers & Services                    5.6%
-------------------------------------------------------
Real Estate                                        3.9%
-------------------------------------------------------
Commercial Services & Supplies                     3.6%
-------------------------------------------------------
Containers & Packaging                             3.4%
-------------------------------------------------------
Chemicals                                          3.3%
-------------------------------------------------------
Oil, Gas & Consumable Fuels                        2.9%
-------------------------------------------------------
Household Durables                                 2.8%
-------------------------------------------------------
Specialty Retail                                   2.8%
-------------------------------------------------------
Diversified Telecommunication Services             2.7%
-------------------------------------------------------
Building Products                                  2.5%
-------------------------------------------------------
IT Services                                        2.4%
-------------------------------------------------------
Textiles, Apparel & Luxury Goods                   2.3%
-------------------------------------------------------
Beverages                                          2.0%
-------------------------------------------------------
Aerospace & Defense                                1.5%
-------------------------------------------------------
Repurchase Agreements                              4.8%
-------------------------------------------------------
Other                                             13.9%
-------------------------------------------------------

TOP FIVE ISSUERS (EXCLUDING REPURCHASE AGREEMENTS)
(as a % of total investments)
-------------------------------------------------------
Century Cable Holdings, LLC                        2.4%
-------------------------------------------------------
Federal-Mogul Corporation                          2.3%
-------------------------------------------------------
Graham Packaging Company, L.P.                     2.3%
-------------------------------------------------------
PRIMEDIA Inc.                                      2.1%
-------------------------------------------------------
OpBiz, LLC                                         2.0%
-------------------------------------------------------

                           PORTFOLIO OF INVESTMENTS (UNAUDITED)

                           NUVEEN SENIOR INCOME FUND (NSL)
                           October 31, 2005
                                                                          WEIGHTED                        RATINGS**
   PRINCIPAL                                                               AVERAGE         STATED     ----------------
AMOUNT (000)   DESCRIPTION(1)                                               COUPON      MATURITY*     MOODY'S      S&P        VALUE
------------------------------------------------------------------------------------------------------------------------------------
               VARIABLE RATE SENIOR LOAN INTERESTS(2) - 136.1% (85.0% OF TOTAL INVESTMENTS)
               AEROSPACE & DEFENSE - 2.4% (1.5% OF TOTAL INVESTMENTS)
$      2,993   Mid-Western Aircraft Systems Inc., Term Loan B               6.409%        6/10/11           B1     BB-  $ 3,034,769
       2,437   Vought Aircraft Industries, Inc., Term Loan                  6.590%       12/22/11          Ba3      B+    2,464,943
         545   Vought Aircraft Industries, Inc., Tranche B,                 6.364%       12/22/10          Ba3      B+      552,358
                  Letter of Credit
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,052,070
------------------------------------------------------------------------------------------------------------------------------------
               AIRLINES - 2.4% (1.5% OF TOTAL INVESTMENTS)
      5,925    United Air Lines, Inc., DIP Term Loan (Tranche B) (b)        7.960%        3/31/06          N/R     N/R    5,997,272
------------------------------------------------------------------------------------------------------------------------------------
               AUTO COMPONENTS - 9.6% (6.0% OF TOTAL INVESTMENTS)
      2,343    Accuride Corporation, Term Loan                              6.177%        1/31/10           B1      B+    2,361,571
      4,224    Federal-Mogul Corporation, Term Loan A (b)                   6.330%        2/24/04          N/R     N/R    3,979,381
      5,551    Federal-Mogul Corporation, Term Loan B (b)                   6.580%        2/24/05          N/R     N/R    5,235,607
      1,914    GenTek Inc, Term Loan B                                      6.605%       12/31/10           B2      B+    1,928,840
      2,000    Goodyear Tire & Rubber Company, Second Lien Term Loan        7.060%        4/30/10           B2      B+    2,019,791
      1,000    Goodyear Tire & Rubber Company, Term Loan                    3.764%        4/30/10           B2      BB    1,008,929
      3,046    MetalForming Technologies, Inc., Term Loan A (a)(b)          0.000%        9/30/07          N/R     N/R    1,675,173
      1,187    MetalForming Technologies, Inc., Term Loan B (PIK) (a)(b)    0.000%        9/30/07          N/R     N/R      652,942
      3,042    Tenneco Automotive Inc., Term Loan B                         6.080%       12/12/10           B1      B+    3,092,651
      1,336    Tenneco Automotive Inc., Term Loan B-1                       5.943%       12/12/10           B1      B+    1,358,547
        723    United Components, Inc., Term Loan C                         6.260%        6/30/10           B1     BB-      735,088
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         24,048,520
------------------------------------------------------------------------------------------------------------------------------------
               BEVERAGES - 3.1% (2.0% OF TOTAL INVESTMENTS)
      1,957    Constellation Brands, Inc., Term Loan                        5.659%       11/30/11          Ba2      BB    1,980,549
      5,802    Dr. Pepper/Seven UP Bottling Group, Inc., Term Loan B        6.158%       12/19/10          N/R     N/R    5,891,247
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,871,796
------------------------------------------------------------------------------------------------------------------------------------
               BUILDING PRODUCTS - 4.0% (2.5% OF TOTAL INVESTMENTS)
      2,995    Euramax Holdings Inc., Term Loan B (d)                          TBD            TBD           B2      B+    2,973,607
      1,980    Nortek, Inc., Term Loan B                                    5.915%        8/27/11           B2       B    2,003,265
      2,485    Stile Acquisition Corporation, Canadian Term Loan            5.666%        3/21/13           B2     BB-    2,479,028
      2,490    Stile Acquisition Corporation, Term Loan B                   6.203%        5/13/11           B2     BB-    2,483,251
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,939,151
------------------------------------------------------------------------------------------------------------------------------------
               CHEMICALS - 5.3% (3.3% OF TOTAL INVESTMENTS)
      2,415    Celanese Holdings LLC, Term Loan C                           6.313%        4/06/11           B1      B+    2,453,220
        876    Huntsman International LLC, Term Loan                        5.720%        8/16/12          Ba3     BB-      881,518
      3,980    Mosaic Company, Term Loan                                    5.232%        2/21/12          Ba2     BB+    4,027,885
      2,488    PQ Corporation, Term Loan                                    6.063%        2/11/12           B1      B+    2,507,711
      1,990    Rockwood Specialties Group, Inc., Tranche D                  6.466%        7/30/12           B1      B+    2,024,203
      1,500    Wellman, Inc., First Lien Term Loan                          7.710%        2/10/09           B1      B+    1,528,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,423,287
------------------------------------------------------------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES - 5.8% (3.6% OF TOTAL INVESTMENTS)
      3,000    Acco Brands, Term Loan B                                     5.726%        8/17/10          Ba3     BB-    3,037,875
      1,472    Allied Waste North America, Inc., Letter of Credit           6.030%        3/21/12           B1      BB    1,481,330
      3,895    Allied Waste North America, Inc., Term Loan B                6.038%        3/12/21           B1      BB    3,920,389
      3,950    National Equipment Services, Inc., Term Loan                 9.710%        8/17/10           B3       B    4,046,281
      2,000    Williams Scotsman, Inc., Term Loan B                         6.661%        6/28/10           B2      BB    2,026,250
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,512,125
------------------------------------------------------------------------------------------------------------------------------------


               CONSTRUCTION & ENGINEERING - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    Maxim Crane Works, Term Loan C                               9.625%        1/28/12          N/R     N/R    2,050,000
------------------------------------------------------------------------------------------------------------------------------------
               CONTAINERS & PACKAGING - 5.4% (3.4% OF TOTAL INVESTMENTS)
      4,963    Graham Packaging Company, L.P., Term Loan B                  6.555%       10/07/11           B2       B    5,030,737
      4,000    Graham Packaging Company, L.P., Term Loan C                  8.250%        3/15/12           B2    CCC+    4,080,000
        437    Smurfit-Stone Container Corporation, Deposit-Funded Commitment2.100%      11/01/11          Ba3     BB-      442,245
      1,999    Smurfit-Stone Container Corporation, Term Loan B             5.722%       11/01/11          Ba3     BB-    2,024,741
        540    Smurfit-Stone Container Corporation, Term Loan C             5.875%       11/01/11          Ba3     BB-      546,625
      1,466    United States Can Company, Term Loan B                       7.650%        1/15/10           B3       B    1,473,667
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,598,015
------------------------------------------------------------------------------------------------------------------------------------
               DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4% (2.7% OF TOTAL INVESTMENTS)
      3,000    Fairpoint Communications, Inc., Term Loan                    5.813%        2/15/12           B1     BB-    3,034,125
      1,985    Intelsat, Ltd., Term Loan B                                  5.813%        7/06/11           B1       B    2,005,678
        800    Qwest Corporation, Term Loan A                               8.530%        6/30/07          Ba3      BB      826,166
      5,000    Qwest Corporation, Term Loan B                               6.950%        6/30/10          Ba3      BB    5,010,938
      5,000    WCI Capital Corp., Term Loan B (a)(b)                        0.000%        9/30/07          N/R     N/R       75,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,951,907
------------------------------------------------------------------------------------------------------------------------------------
               ELECTRIC UTILITIES - 1.4% (0.9% OF TOTAL INVESTMENTS)
      1,402    Allegheny Energy Supply Company, LLC, Term Loan C            5.788%        3/08/11          Ba2      BB    1,418,569
      1,975    Calpine Construction Finance Company, L.P., Term Loan B      9.860%        8/31/09          N/R       B    2,087,088
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,505,657
------------------------------------------------------------------------------------------------------------------------------------
               ELECTRICAL EQUIPMENT - 2.0% (1.2% OF TOTAL INVESTMENTS)
      3,000    Mueller Group, Inc., Term Loan                               6.401%       10/02/12           B2      B+    3,043,661
      1,626    Sensus Metering Systems Inc., Term Loan B-1                  5.955%       12/17/10           B2      B+    1,645,397
        254    Sensus Metering Systems Inc., Term Loan B-2                  5.970%       12/17/10           B2      B+      256,708
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,945,766
------------------------------------------------------------------------------------------------------------------------------------
               FOOD PRODUCTS - 2.4% (1.5% OF TOTAL INVESTMENTS)
      5,000    Dole Holding Company, LLC, Term Loan                         9.438%        7/22/10           B3      BB    5,156,250
        913    Michael Foods, Inc., Term Loan B                             5.187%       11/20/10           B1      B+      928,154
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,084,404
------------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE EQUIPMENT & SUPPLIES - 0.7% (0.5% OF TOTAL INVESTMENTS)
      1,849    Kinetic Concepts, Inc., Term Loan B-2                        5.780%        8/11/10          Ba3      BB    1,871,565
------------------------------------------------------------------------------------------------------------------------------------
               HEALTHCARE PROVIDERS & SERVICES - 9.0% (5.6% OF TOTAL INVESTMENTS)
      5,376    Community Health Systems, Inc., Term Loan                    5.610%        8/19/11          N/R     BB-    5,450,175
      5,000    Davita Inc., Term Loan B                                     6.379%        7/01/12           B1     BB-    5,079,860
      1,975    IASIS Healthcare LLC, Term Loan B                            6.304%        6/22/11           B1      B+    2,004,420
      2,154    Psychiatric Solutions, Term Loan B                           5.730%        6/30/12           B1      B+    2,179,423
      2,985    Select Medical Corporation, Term Loan                        5.571%        2/24/12           B1     BB-    2,990,389
      4,970    Vanguard Health Holding Company I, LLC, Term Loan            6.211%        9/23/11           B2       B    5,041,444
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,745,711
------------------------------------------------------------------------------------------------------------------------------------
               HOTELS, RESTAURANTS & LEISURE - 17.6% (11.1% OF TOTAL INVESTMENTS)
      5,000    24 Hour Fitness Worldwide, Inc., Term Loan B                 6.780%        6/08/12           B2       B    5,084,375
        601    Ameristar Casinos, Inc., Incremental Term Loan               6.063%       12/20/06          Ba3     BB+      604,647
      1,768    Ameristar Casinos, Inc., Term Loan B-1                       6.063%       12/20/06          Ba3     BB+    1,779,137
      4,988    Burger King Corporation, Term Loan B                         5.830%        7/17/12          Ba2      B+    5,045,392
      3,990    CCM Merger, Inc., Term Loan B                                5.933%        7/26/12           B1      B+    4,028,653
      1,985    Isle of Capri Casinos, Inc., Term Loan                       5.845%        4/26/08          Ba2     BB-    2,008,262
      4,406    Jack in the Box Inc., Term Loan                              5.569%        1/09/10          Ba2      BB    4,449,050
      7,990    OpBiz, LLC, Term Loan A                                      5.305%        8/31/10           B3      B-    7,993,020
         20    OpBiz, LLC, Term Loan B (PIK)                                8.055%        8/31/10           B3      B-       19,899
      4,000    Penn National Gaming Inc., Term Loan B                       6.082%        5/26/12          Ba3     BB-    4,055,002
      2,772    Pinnacle Entertainment, Delayed Draw Term Loan               7.044%       12/17/08           B1     BB-    2,807,098
      2,210    Pinnacle Entertainment, Term Loan B                          7.090%        8/27/10           B1     BB-    2,234,863
      1,959    Resorts International, Term Loan B                          10.270%        3/03/12           B2       B    1,962,089
        427    Venetian Casino Resort, LLC, Delayed Draw Term Loan          5.770%        6/15/11           B1     BB-      431,390
      2,073    Venetian Casino Resort, LLC, Term Loan                       5.770%        6/15/11           B1     BB-    2,092,243
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         44,595,120
------------------------------------------------------------------------------------------------------------------------------------


               HOUSEHOLD DURABLES - 3.3% (2.1% OF TOTAL INVESTMENTS)
      3,674    Sealy Mattress Company, Term Loan D                          5.731%        4/06/12           B1      B+    3,712,038
      4,500    Shea Homes, Term Loan (c)                                       TBD            TBD          N/R     N/R    4,547,813
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,259,851
------------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,970    Prestige Brands, Inc., Term Loan B                           6.316%        4/06/11           B1      B+    1,997,087
------------------------------------------------------------------------------------------------------------------------------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4% (0.2% OF TOTAL INVESTMENTS)
        553    Covanta Energy Corporation, Letter of Credit                 3.863%        1/22/07           B1      B+      560,793
        446    Covanta Energy Corporation, Term Loan B                      6.961%        5/23/12           B1      B+      452,448
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,013,241
------------------------------------------------------------------------------------------------------------------------------------
               INSURANCE - 2.3% (1.4% OF TOTAL INVESTMENTS)
      5,586    Conseco, Inc., Term Loan                                     5.970%        6/22/10           B2     BB-    5,659,316
------------------------------------------------------------------------------------------------------------------------------------
               IT SERVICES - 3.8% (2.4% OF TOTAL INVESTMENTS)
      4,413    Fidelity National, Term Loan B                               5.685%        3/09/13          Ba3      BB    4,432,791
      4,988    SunGard Data Systems Inc., Term Loan B                       6.280%        1/25/13           B1      B+    5,037,091
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,469,882
------------------------------------------------------------------------------------------------------------------------------------
               LEISURE EQUIPMENT & PRODUCTS - 0.4% (0.2% OF TOTAL INVESTMENTS)
      1,000    Mega Bloks, Term Loan B                                      5.885%        9/30/10          Ba3     BB-    1,013,438
------------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 1.2% (0.7% OF TOTAL INVESTMENTS)
      1,099    Dresser-Rand Group Inc., Term Loan                           6.047%       10/10/10           B1      B+    1,117,937
      1,830    Rexnord Corporation, Replacement Term Loan                   6.151%       12/31/11           B1      B+    1,854,040
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,971,977
------------------------------------------------------------------------------------------------------------------------------------
               MEDIA - 24.3% (15.2% OF TOTAL INVESTMENTS)
      6,209    American Media Operations, Inc., Term Loan C                 6.813%        4/01/07           B1       B    6,284,290
      6,000    Century Cable Holdings, LLC, Discretionary Term Loan (b)     8.750%       12/31/09          N/R     N/R    5,948,250
      1,640    Century Cable Holdings, LLC, Revolver (b)(e)                 7.750%       10/25/10          N/R     N/R    1,613,350
      2,000    Century Cable Holdings, LLC, Revolver (b)(e)                 7.750%       10/25/10          N/R     N/R    1,967,500
      4,931    Charter Communications Operating, LLC, Term Loan B           7.500%        4/07/11           B2       B    4,950,066
      2,294    Dex Media East, LLC, Term Loan B                             5.781%       11/10/08          Ba2      BB    2,307,118
      4,420    Dex Media West, LLC, Term Loan B                             5.734%        3/09/10          Ba2      BB    4,446,871
      1,985    Emmis Operating Company, Term Loan                           5.720%       11/10/11          Ba2      B+    2,001,252
      1,044    Gray Television, Inc., Term Loan B                           5.350%       12/31/10          Ba2     BB-    1,049,860
      5,000    Metro-Goldwyn-Mayer Studios, Inc., Term Loan B               6.270%        4/12/12          N/R     N/R    5,048,438
      6,000    PRIMEDIA Inc., Term Loan                                     6.114%        9/30/13          N/R       B    5,881,875
      4,337    R.H. Donnelley Inc., Tranche D                               5.696%        6/30/11          Ba3      BB    4,371,351
      2,985    Rainbow Media Holdings LLC, Term Loan                        6.438%        3/31/12           B1     BB+    3,015,783
      4,656    Regal Cinemas Corporation, Term Loan                         6.020%       11/10/10          Ba3     BB-    4,709,961
      1,728    Sun Media Corporation, Term Loan B                           6.243%        2/07/09          Ba2      BB    1,747,044
      3,000    UPC Financing Partnership, Term Loan H2                      6.804%        9/30/12           B1       B    3,029,219
      2,953    WMG Acquisition Corp., Term Loan                             5.847%        2/27/11           B1      B+    2,986,093
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         61,358,321
------------------------------------------------------------------------------------------------------------------------------------
               METALS & MINING - 2.0% (1.2% OF TOTAL INVESTMENTS)
      4,951    Amsted Industries Incorporated, Term Loan B                  6.623%       10/15/10           B1     BB-    5,020,689
------------------------------------------------------------------------------------------------------------------------------------
               MULTI-UTILITIES - 1.6% (1.0% OF TOTAL INVESTMENTS)
        875    NRG Energy, Inc., Credit-Linked Deposit                      3.920%       12/24/11          Ba3      BB      881,198
      1,117    NRG Energy, Inc., Term Loan                                  5.895%       12/20/11          Ba3      BB    1,124,471
      1,985    Reliant Energy, Inc., Term Loan                              6.112%        4/30/10           B1      B+    1,993,684
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,999,353
------------------------------------------------------------------------------------------------------------------------------------


               OIL, GAS & CONSUMABLE FUELS - 2.0% (1.2% OF TOTAL INVESTMENTS)
        800    Coffeyville Resources LLC, Letter of Credit                  6.563%        6/24/12           B1     BB-      814,000
      1,197    Coffeyville Resources LLC, Term Loan B                       6.566%        6/24/12           B1     BB-    1,217,948
      1,125    El Paso Corporation, Deposit-Funded Commitment               3.764%       11/23/09           B3       B    1,133,359
      1,845    El Paso Corporation, Term Loan                               6.813%       11/23/09           B3       B    1,861,016
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,026,323
------------------------------------------------------------------------------------------------------------------------------------
               PAPER & FOREST PRODUCTS - 1.7% (1.1% OF TOTAL INVESTMENTS)
      1,195    Boise Cascade Holdings, LLC, Term Loan D                     5.790%        3/29/11          Ba3      BB    1,213,123
      2,993    NewPage Corporation, Term Loan B                             6.788%        5/22/11           B1       B    3,022,425
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,235,548
------------------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      1,990    Talecris Biotherapeutics Inc., Term Loan B                   7.090%        3/31/10          N/R     N/R    1,994,975
------------------------------------------------------------------------------------------------------------------------------------
               REAL ESTATE - 6.3% (3.9% OF TOTAL INVESTMENTS)
      1,781    General Growth Properties, Inc., Term Loan A                 5.610%       10/28/04          Ba2     BB+    1,790,334
      4,968    General Growth Properties, Inc., Term Loan B                 6.090%       11/12/08          Ba2     BB+    5,028,605
        937    Lion Gables, Term Loan                                       5.630%        9/30/06          N/R     BB+      942,407
      4,900    LNR Property Corp., Term Loan                                6.731%        2/03/08           B2      B+    4,939,661
      3,000    LNR Property Corp., Mezzanine Term Loan B                     8.977%        2/03/08           B2      B+    3,015,938
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         15,716,945
------------------------------------------------------------------------------------------------------------------------------------
               SPECIALTY RETAIL - 4.5% (2.8% OF TOTAL INVESTMENTS)
      1,363    Micro Warehouse, Inc., Term Loan B (a)(b)                    0.000%        1/30/07          N/R     N/R       40,889
      2,993    Movie Gallery Inc., Term Loan B                              7.830%        4/01/11           B2       B    2,932,961
      4,060    Norwood Promotional Products, Inc., Term Loan A             10.125%        8/16/09          N/R     N/R    4,120,531
      5,362    Norwood Promotional Products, Inc., Term Loan B              1.000%        8/16/11          N/R     N/R    2,077,921
      2,000    TravelCenters of America Inc., Term Loan                     5.710%        6/30/11           B1      BB    2,023,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         11,196,052
------------------------------------------------------------------------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS - 3.6% (2.3% OF TOTAL INVESTMENTS)
      5,225    Jostens IH Corp., Term Loan C                                5.943%        7/29/10           B1      B+    5,312,357
      3,750    William Carter Company, Term Loan B                          5.718%        7/17/12           B1      BB    3,800,391
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,112,748
------------------------------------------------------------------------------------------------------------------------------------
               TRADING COMPANIES & DISTRIBUTORS - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    Ashtead Group Public Limited Company, Term Loan              6.063%       11/12/09          N/R      BB    2,021,663
------------------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Senior Loan Interests (cost $349,113,423)                                            342,259,775
               ---------------------------------------------------------------------------------------------------------------------
                                                                                                          RATINGS**
   PRINCIPAL                                                                               STATED      ---------------
AMOUNT (000)   DESCRIPTION(1)                                               COUPON       MATURITY      MOODY'S     S&P        VALUE
------------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 16.3% (10.2% OF TOTAL INVESTMENTS)
               HOTELS, RESTAURANTS & LEISURE - 7.2% (4.6% OF TOTAL INVESTMENTS)
$     5,350    Mandalay Resort Group                                        6.450%        2/01/06          Ba2     BB+    5,390,125
      1,500    MGM Grand                                                    7.250%       10/15/06          Ba1     BB+    1,526,250
      7,000    MGM Mirage                                                   9.750%        6/01/07          Ba2     BB-    7,385,000
      1,443    Park Place Entertainment                                     7.875%       12/15/05          Ba2     BB-    1,450,215
      2,400    Park Place Entertainment                                     8.875%        9/15/08          Ba2     BB-    2,586,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,337,590
------------------------------------------------------------------------------------------------------------------------------------
               HOUSEHOLD DURABLES - 1.2% (0.7% OF TOTAL INVESTMENTS)
      3,000    Standard Pacific Corporation                                 6.500%       10/01/08          Ba2      BB    2,955,000
------------------------------------------------------------------------------------------------------------------------------------
               MACHINERY - 0.8% (0.5% OF TOTAL INVESTMENTS)
      2,000    Navistar International, Series B                             9.375%        6/01/06          Ba3     BB-    2,045,000
------------------------------------------------------------------------------------------------------------------------------------


               MEDIA - 4.4% (2.7% OF TOTAL INVESTMENTS)
      1,930    AMC Entertainment                                            9.875%        2/01/12           B3    CCC+    1,852,800
      2,000    Cablevision Systems Corp. Floating Rate Note,                8.966%        4/01/09           B3      B+    2,055,000
                  4.500% plus six-month LIBOR
      4,500    Emmis Operating Company, Floating Rate Note,                10.135%        6/15/12           B3      B-    4,533,750
                  5.875% plus three-month LIBOR, 144A
      2,500    PRIMEDIA Inc., Floating Rate Note,                           9.635%        5/15/10           B3       B    2,518,750
                  5.375% plus three-month LIBOR
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,960,300
------------------------------------------------------------------------------------------------------------------------------------
               OIL, GAS & CONSUMABLE FUELS - 2.7% (1.7% OF TOTAL INVESTMENTS)
      6,417    Tesoro Petroleum Corporation                                 8.000%        4/15/08          Ba2    BBB-    6,705,765
------------------------------------------------------------------------------------------------------------------------------------
               Total Corporate Bonds (cost $41,615,512)                                                                  41,003,655
               ---------------------------------------------------------------------------------------------------------------------
SHARES (000)   DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
               EQUITIES - 0.0% (0.0% OF TOTAL INVESTMENTS)
               AUTO COMPONENTS - 0.0% (0.0% OF TOTAL INVESTMENTS)
         280   MetalForming Technologies, Inc. (b) (f)                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
               Total Equities (cost $0)                                                                                          --
               ---------------------------------------------------------------------------------------------------------------------
               WARRANTS - 0.0% (0.0% OF TOTAL INVESTMENTS)
               MULTI-UTILITIES - 0.0% (0.0% OF TOTAL INVESTMENTS)
          6    Reliant Energy, Inc.                                                                                          46,284
------------------------------------------------------------------------------------------------------------------------------------
               Total Warrants (cost $40,254)                                                                                 46,284
               ---------------------------------------------------------------------------------------------------------------------
   PRINCIPAL
AMOUNT (000)   DESCRIPTION(1)                                                                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS - 7.8% (4.8% TOTAL INVESTMENTS)
               State Street Bank, 3.730%, dated 10/31/05, due 11/01/05,
                 repurchase price $19,506,655 collateralized by $15,965,000
$    19,505      U.S. Treasury Bonds, 7.250%, due 5/15/16, value $19,896,605                                             19,504,634
===========-------------------------------------------------------------------------------------------------------------------------
               Total Repurchase Agreements (cost $19,504,634)                                                            19,504,634
               ---------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $410,273,823) - 160.2%                                                           402,814,348
               ---------------------------------------------------------------------------------------------------------------------
               Borrowings Payable - (41.0)%+                                                                           (103,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities - (0.9)%                                                                    (2,431,285)
               ---------------------------------------------------------------------------------------------------------------------
               Preferred Shares, at Liquidation Value (18.3)%                                                           (46,000,000)
               ---------------------------------------------------------------------------------------------------------------------
               Net Assets Applicable to Common Shares - 100%                                                           $251,383,063
               =====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.

                    The Fund did not have any unfunded loan commitments at October 31, 2005.

                    Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

               * Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.

               ** Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.

               (a) At or subsequent to October 31, 2005, this issue was non-income producing.

               (b) At or subsequent to October 31, 2005, this issue was under the protection of the Federal Bankruptcy Court.

               (c) Investment purchased on a when-issued or delayed delivery basis.

               (d) Portion of investment purchased on a when-issued or delayed delivery basis.

               (e) Position represents a participation commitment outstanding at October 31, 2005. The Fund had the following participation commitments outstanding at October 31, 2005:

                                            COMMITMENT
               COUNTERPARTY                     AMOUNT                    VALUE
               -----------------------------------------------------------------
               Morgan Stanley               $1,640,000               $1,613,350
               Bear, Stearns & Co., Inc.     2,000,000                1,967,500
               -----------------------------------------------------------------

               (f) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

               144A Securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

               TBD Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

               (PIK) In lieu of cash payment, interest accrued on "Payment in
                     Kind" investment increases principal outstanding.

               N/R  Investment is not rated.

               + Borrowings payable as a percentage of total investments is (25.6%).

                        STATEMENT of
                             ASSETS and LIABILITIES October 31, 2005 (Unaudited)

--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $410,273,823)                      $    402,814,348
Cash                                                                        221
Receivables:
   Interest                                                           2,777,989
   Investments sold                                                   1,000,000
Other assets                                                             81,782
--------------------------------------------------------------------------------
      Total assets                                                  406,674,340
--------------------------------------------------------------------------------
LIABILITIES
Payables:
   Borrowings                                                       103,000,000
   Investments purchased                                              5,522,500
Accrued expenses:
   Management fees                                                      166,917
   Interest on borrowings                                               332,603
   Other                                                                184,620
Preferred share dividends payable                                        84,637
--------------------------------------------------------------------------------
      Total liabilities                                             109,291,277
--------------------------------------------------------------------------------
Preferred shares, at liquidation value                               46,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common shares                         $    251,383,063
================================================================================
Common shares outstanding                                            29,806,406
================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares, divided by
   Common shares outstanding)                                  $           8.43
================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                        $        298,064
Paid-in surplus                                                     282,980,099
Undistributed net investment income                                   1,126,147
Accumulated net realized gain (loss) from investments               (25,561,772)
Net unrealized appreciation (depreciation) of investments            (7,459,475)
--------------------------------------------------------------------------------
Net assets applicable to Common shares                         $    251,383,063
================================================================================
Authorized shares:
   Common                                                             Unlimited
   Preferred                                                          Unlimited
================================================================================


                 See accompanying notes to financial statements.

                        STATEMENT of
                              OPERATIONS Three Months Ended
                              October 31, 2005 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                       $      6,055,189
Fees                                                                    132,313
--------------------------------------------------------------------------------
Total investment income                                               6,187,502
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                         849,587
Preferred shares - auction fees                                          28,986
Preferred shares - dividend disbursing agent fees                         1,512
Shareholders' servicing agent fees and expenses                           1,814
Interest expense                                                        962,258
Commitment fees                                                          93,913
Custodian's fees and expenses                                            41,189
Trustees' fees and expenses                                               1,260
Professional fees                                                        17,594
Shareholders' reports - printing and mailing expenses                    13,497
Stock exchange listing fees                                               2,918
Investor relations expense                                               12,464
Other expenses                                                            3,902
--------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense
   reimbursement                                                      2,030,894
   Custodian fee credit                                                     (33)
   Expense reimbursement                                               (354,009)
--------------------------------------------------------------------------------
Net expenses                                                          1,676,852
--------------------------------------------------------------------------------
Net investment income                                                 4,510,650
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                       59,410
Change in net unrealized appreciation (depreciation)
   of investments                                                      (854,026)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                (794,616)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (405,586)
--------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                             $      3,310,448
================================================================================


                 See accompanying notes to financial statements.

                        STATEMENT of
                              CHANGES in NET ASSETS (Unaudited)

                                             THREE MONTHS ENDED       YEAR ENDED
                                                       10/31/05          7/31/05
--------------------------------------------------------------------------------
OPERATIONS
Net investment income                               $ 4,510,650    $ 19,794,415
Net realized gain from investments                       59,410       1,525,914
Change in net unrealized appreciation
   (depreciation) of investments                       (854,026)     (1,775,441)
Distributions to Preferred Shareholders
   from net investment income                          (405,586)     (1,124,957)
--------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                      3,310,448      18,419,931
--------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
   From net investment income                        (4,560,275)    (17,279,906)
--------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from distributions
   to Common shareholders                            (4,560,275)    (17,279,906)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from Common shares
     issued to shareholders due to
     reinvestment of distributions                       35,007         179,443
--------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital transactions                                  35,007         179,443
--------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares                                  (1,214,820)      1,319,468
Net assets applicable to Common shares
   at the beginning of period                       252,597,883     251,278,415
--------------------------------------------------------------------------------
Net assets applicable to Common shares
   at the end of period                            $251,383,063    $252,597,883
================================================================================
Undistributed net investment income
   at the end of period                            $  1,126,147    $  1,581,358
================================================================================

                 See accompanying notes to financial statements.


                        STATEMENT of
                              CASH FLOWS Three Months Ended
                              October 31, 2005 (Unaudited)

---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                 $  3,310,448
Adjustments to reconcile the net increase in net assets applicable to Common shares from operations to net cash provided by operating
   activities:
     Purchase of investment securities                                                  (37,455,337)
     Proceeds from disposition of investment securities                                  40,794,144
     Proceeds from disposition of short-term investment securities, net                  13,809,811
     Amortization/(Accretion) of premiums and discounts of investment securities, net       306,099
     Increase in interest receivable                                                        (24,293)
     Decrease in receivable from investments sold                                           936,271
     Decrease in other assets                                                                 4,342
     Increase in interest on borrowings                                                      40,549
     Decrease in payable for investments purchased                                      (18,020,000)
     Decrease in management fees payable                                                        (56)
     Decrease in other liabilities                                                          (25,578)
     Increase in Preferred share dividends payable                                           44,210
     Net realized (gain) from investments                                                   (59,410)
     Net realized (gain) from paydowns                                                       10,263
     Change in net unrealized (appreciation) depreciation of investments                    854,026
---------------------------------------------------------------------------------------------------
     Net cash provided by operating activities                                            4,525,489
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Cash distributions paid to Common shareholders                                      (4,525,268)
---------------------------------------------------------------------------------------------------
          Net cash used in financing activities                                          (4,525,268)
---------------------------------------------------------------------------------------------------
NET INCREASE IN CASH                                                                            221
Cash at the beginning of period                                                                  --
---------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                $      221
===================================================================================================

     SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

     Cash paid for interest on bank borrowings during the three months ended October 31, 2005, was $921,709.

     Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $35,007.


                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund (the "Fund") covered in this report and its corresponding Common share New York Stock Exchange symbol is Nuveen Senior Income Fund (NSL). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

The Fund seeks to provide a high level of current income by investing primarily in senior loans whose interest rates float or adjust periodically based on a benchmark interest rate index.

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Funds' previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of senior loans, bonds and other securities in the Fund's investment portfolio are generally provided by one or more independent pricing services approved by the Fund's Board of Trustees. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. The pricing services or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair market value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service or the Board of Trustees' designee. High-grade short-term investments are valued at amortized cost, which approximates market value.

The senior loans in which the Fund invests are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed income securities. Consequently, the value of senior loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior loans purchased in the "primary market" is considered the date on which the loan allocations are determined. Trade date for senior loans purchased in the "secondary market" is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund maintains liquid assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2005, the Fund had outstanding when-issued and delayed delivery purchase commitments of $5,522,500.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses on senior loans. Fee income consists

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders

The Fund declares monthly income distributions to Common shareholders. Net realized capital gains from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Taxable Auctioned Preferred Shares

The Fund has issued and outstanding 1,840 shares of Series TH, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund is determined every 28 days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The Fund has also effected financial leverage by borrowing, as described in footnote 8.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                         THREE MONTHS ENDED   YEAR ENDED
                                   10/31/05      7/31/05
----------------------------------------------------------
Common shares issued to
     shareholders due to
     reinvestment of
     distributions                    4,120       20,084
==========================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments during the three months ended October 31, 2005, aggregated $37,455,337 and $40,794,144, respectively.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2005, the cost of investments was $410,273,823.

The net unrealized depreciation of investments at October 31, 2005, aggregated $7,459,475 of which $4,919,445 related to appreciated investments and $12,378,920 related to depreciated investments.

The tax components of undistributed net ordinary income and net realized gains at July 31, 2005, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                   $3,141,702
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2005, paid on August 1, 2005.

The tax character of distributions paid during the fiscal year ended July 31, 2005, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

2004
--------------------------------------------------------------------------------
Distributions from net ordinary income **                            $18,143,299
Distributions from net long-term capital gains                                --
================================================================================

** Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2005, the Fund's last fiscal year end, the Fund had unused capital loss carryforwards of $25,621,182 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $14,916,928 of the carryforward will expire in the year 2010 and $10,704,254 will expire in 2011.

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily Managed Assets as follows:

AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $1 billion                                                  .6500%
For the next $1 billion                                                   .6375
For the next $3 billion                                                   .6250
For the next $5 billion                                                   .6000
For Managed Assets over $10 billion                                       .5750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion(2)                                    .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Symphony Asset Management, LLC ("Symphony"), an indirect wholly owned subsidiary of Nuveen, under which Symphony manages the investment portfolio of the Fund. Symphony is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                    YEAR ENDING
OCTOBER 31,                                    OCTOBER 31,
--------------------------------------------------------------------------------
1999*                    .45%                  2005                         .35%
2000                     .45                   2006                         .25
2001                     .45                   2007                         .15
2002                     .45                   2008                         .10
2003                     .45                   2009                         .05
2004                     .45
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond October 31, 2009.

6. COMMITMENTS

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At October 31, 2005, there were no such unfunded senior loan commitments.

7. SENIOR LOAN PARTICIPATION COMMITMENTS

With respect to the senior loans held in the Fund's portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or
3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower.

The Fund had the following participation commitments outstanding at October 31, 2005:

COUNTERPARTY                        COMMITMENT AMOUNT               MARKET VALUE
--------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.            $2,000,000                       $1,967,500
Morgan Stanley                        1,640,000                        1,613,350
================================================================================

8. BORROWINGS

In accordance with the Fund's current investment policies, the Fund may utilize financial leverage for investment purposes in an amount currently anticipated to represent approximately 40% of the Fund's total assets, and in no event exceeding 50% of the Fund's total assets.

The Fund has entered into a commercial paper program ($110 million maximum) with Bank One's conduit financing agency, Falcon Asset Securitization Corp. ("Falcon"), whose sole purpose is the issuance of high grade commercial paper. Falcon uses the proceeds to make advances to the Fund and to many other borrowers who comprise Falcon's total borrowing base. For the three months ended October 31, 2005, the average daily balance of borrowings under the commercial paper program agreement was $103 million. The average annualized interest rate for funding and program usage fees on such borrowings was 3.71%.

Notes to
    FINANCIAL STATEMENTS (Unaudited)(continued)



The Fund has also entered into a $110 million liquidity facility. If the facility is utilized, interest on the borrowings would be charged a variable interest rate. An unused commitment fee of .095% on 102% of the unused portion of the $110 million facility is charged. There were no borrowings under the revolving credit agreement during the three months ended October 31, 2005.

9. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a $.0510 Common share dividend distribution from its net investment income which was paid on December 1, 2005, to shareholders of record on November 15, 2005.

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations
                                   ------------------------------------------------------------------
                                                              Distributions    Distributions
                                                                   from Net             from
                      Beginning                                  Investment          Capital
                         Common                         Net       Income to         Gains to
                          Share           Net     Realized/       Preferred        Preferred
                      Net Asset    Investment    Unrealized          Share-           Share-
                          Value        Income    Gain(Loss)         holders+         holders+   Total
======================================================================================================
------------------------------------------------------------------------------------------------------
Three Months
   Ended  10/31/05        $8.48         $ .15        $ (.04)          $(.01)             $--    $ .10
Year Ended 7/31:
2005                       8.44           .66            --            (.04)              --      .62
2004                       7.84           .64           .50            (.02)              --     1.12
2003                       7.38           .60           .41            (.02)              --      .99
2002                       8.13           .68          (.71)           (.04)              --     (.07)
2001                       9.47          1.09         (1.29)           (.09)              --     (.29)
======================================================================================================
                                 Less Distributions                                                     Total Returns
                          ---------------------------------                                         ---------------------
                                                                                                                  Based
                                 Net                              Offering                                           on
                          Investment    Capital                      Costs      Ending                           Common
                           Income to   Gains to              and Preferred      Common               Based        Share
                              Common     Common                      Share       Share     Ending       on          Net
                              Share-     Share-               Underwriting   Net Asset     Market   Market        Asset
                             holders    holders      Total       Discounts       Value      Value    Value**      Value**
=========================================================================================================================
-------------------------------------------------------------------------------------------------------------------------
Three Months
   Ended  10/31/05            $ (.15)      $ --     $ (.15)           $ --       $8.43    $8.03      (8.81)%       1.22%

Year Ended 7/31:
2005                            (.58)        --       (.58)             --        8.48     8.97      (3.40)        7.53
2004                            (.52)        --       (.52)             --        8.44     9.91      24.50        14.61
2003                            (.53)        --       (.53)             --        7.84     8.43      25.93        14.25
2002                            (.68)        --       (.68)             --        7.38     7.20     (21.16)        (.65)
2001                           (1.03)      (.02)     (1.05)             --        8.13     9.96      15.35        (3.30)
=========================================================================================================================
                                                              Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement      After Credit/Reimbursement***
                                             ------------------------------    ------------------------------
                                                             Ratio of Net                      Ratio of Net
                                               Ratio of        Investment        Ratio of        Investment
                                  Ending       Expenses         Income to        Expenses         Income to
                                     Net     to Average           Average      to Average           Average
                                  Assets     Net Assets        Net Assets      Net Assets        Net Assets
                              Applicable     Applicable        Applicable      Applicable        Applicable      Portfolio
                               to Common      to Common         to Common       to Common         to Common       Turnover
                             Shares (000)        Shares++          Shares++        Shares++          Shares++         Rate
===========================================================================================================================
---------------------------------------------------------------------------------------------------------------------------
Three Months
   Ended 10/31/05               $251,383           3.19%*            6.54%*          2.64%*            7.09%*           10%
Year Ended 7/31:
2005                             252,598           2.70              7.21            2.10              7.80            100
2004                             251,278           2.23              7.10            1.50              7.83             91
2003                             233,220           2.66              7.57            1.90              8.33             80
2002                             219,459           3.12              8.20            2.37              8.95             64
2001                             241,641           4.32             11.74            3.62             12.44             52
===========================================================================================================================

                             Preferred Stock at End of Period                  Borrowings at End of Period
                  ----------------------------------------------------      ---------------------------------
                         Aggregate           Liquidation         Asset             Aggregate            Asset
                            Amount            and Market      Coverage                Amount         Coverage
                  Outstanding (000)      Value Per Share     Per Share      Outstanding (000)      Per $1,000
=============================================================================================================
-------------------------------------------------------------------------------------------------------------
Three Months
   Ended  10/31/05         $46,000               $25,000      $161,621               103,000            3,887
Year Ended 7/31:
2005                        46,000                25,000       162,281               103,000            3,899
2004                        46,000                25,000       161,564               103,000            3,440
2003                        46,000                25,000       151,750               103,000            3,264
2002                        46,000                25,000       144,271               103,000            3,131
2001                        46,000                25,000       156,327               103,000            3,346
=============================================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
*** After custodian fee credit and expense reimbursement from the Adviser, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Preferred shares.
     o Each ratio includes the effect of the interest expense paid on bank borrowings as follows:

                                Ratio of Interest
                               Expense to Average
                         Net Assets Applicable to
                                    Common Shares
                         ------------------------
Three Months
       Ended
    10/31/05                                1.51%*
  Year Ended
       7/31:
        2005                                1.00
        2004                                 .48
        2003                                 .74
        2002                                1.09
        2001                                2.19


                                 See accompanying notes to financial statements.

Reinvest Automatically
       EASILY AND CONVENIENTLY


NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN EXCHANGE-TRADED
CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 6, 2006
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: January 6, 2006
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: January 6, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.